Virtus Duff & Phelps Global Infrastructure Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024, to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

Important Notice to Investors

Effective March 1, 2024, Rodney C. Clayton, CFA is added as portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Rodney C. Clayton, CFA, Managing Director and Portfolio Manager of Duff & Phelps. Mr. Clayton has served as a Portfolio Manager of the fund since March 2024.

>	Connie M. Luecke, CFA, Senior Managing Director of Duff & Phelps. Ms. Luecke has served as a Portfolio Manager of the fund since inception in 2004.

>	Steven Wittwer, CFA, CPA, Executive Managing Director, Senior Portfolio Manager and Head of Infrastructure Group of Duff & Phelps. Mr. Wittwer has served as Portfolio Manager of the fund since September 2018.

The row for the Fund in the table under “Duff & Phelps” beginning on page 109 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus Duff & Phelps Global Infrastructure Fund	Rodney C. Clayton, CFA (since March 2024) Connie M. Luecke, CFA (since the fund’s inception in 2004) Steven Wittwer, CFA, CPA (since September 2018)

In the narrative under the referenced table with respect to the Duff & Phelps portfolio managers, the biography of Mr. Clayton is hereby inserted:

Rodney C. Clayton, CFA. Mr. Clayton serves as Managing Director and Portfolio Manager for Energy Infrastructure at Duff & Phelps. Prior to joining Duff & Phelps in April 2016, Mr. Clayton was a senior manager due diligence analyst at UBS Financial Services, focusing on MLP and equity income strategies (2013 to 2016); and served as an equity research analyst at J.P. Morgan Securities covering the Exploration & Production, Engineering & Construction, and Environmental Services industries (2004 to 2013).

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 DPIM Global Infrastructure Fund PM Addition (3/2024)

Virtus Duff & Phelps Real Asset Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024 to the Summary Prospectus
and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

Important Notice to Investors

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

	1 Year	5 Years	10 Years	Since Inception Class R6 (1/31/2022)
Class I
Return Before Taxes	4.95%	7.19%	3.60%	—
Return After Taxes on Distributions	4.26%	6.69%	3.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	5.54%	2.70%	—
Class A
Return Before Taxes	-1.01%	5.72%	2.76%	—
Class C
Return Before Taxes	3.91%	6.08%	2.55%	—
Class R6
Return Before Taxes	5.03%	—	—	1.51%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	22.20%	11.72%	7.92%	2.54%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/DPIM Real Asset Performance Reclass (03/2024)

Virtus Newfleet Core Plus Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 1, 2024, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectus are as follows:

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.42%	0.39%	0.29%
Total Annual Fund Operating Expenses	1.10%	1.87%	0.84%	0.74%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.40)%	(0.42)%	(0.39)%	(0.33)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.70%	1.45%	0.45%	0.41%
(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.70% for Class A Shares, 1.45% for Class C Shares, 0.45% for Class I Shares and 0.41% for Class R6 Shares through March 1, 2025. Prior to March 1, 2025, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$444	$673	$921	$1,630
Class C	Sold	$248	$547	$972	$2,156
	Held	$148	$547	$972	$2,156
Class I	Sold or Held	$46	$229	$428	$1,001
Class R6	Sold or Held	$42	$203	$379	$887

In the first table in the section “More Information About Fund Expenses” on page 73 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Virtus Newfleet Core Plus Bond Fund(*)	0.70%	1.45%	N/A	0.45%	0.41%
(*)	Contractual through March 1, 2025.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8020 Newfleet Core Plus Bond Expense Cap Reduction (3/2024)

Virtus Duff & Phelps Global Infrastructure Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024, to the Virtus Opportunities Trust
Statement of Additional Information (“SAI”) applicable to the Fund, dated January 29, 2024, as supplemented

Important Notice to Investors

Effective March 1, 2024, Rodney C. Clayton, CFA is added as portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 103 of the SAI is hereby amended by replacing the row for the Fund with the following information:

Global Infrastructure Fund	Rodney C. Clayton Connie M. Luecke Steven Wittwer

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 104 of the SAI is hereby amended by adding a row showing the information for Mr. Clayton and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Rodney C. Clayton(3)	1	$30.9 million	0	N/A	0	N/A

(3) As of January 31, 2024. Mr. Clayton became Portfolio Manager of the Global Infrastructure Fund effective March 1, 2024.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 106 of the SAI is hereby amended by adding a row for Mr. Clayton to reflect the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Rodney C. Clayton(3)	Global Infrastructure Fund	$1 - $10,000	None

(3) As of January 31, 2024. Mr. Clayton became Portfolio Manager of the Global Infrastructure Fund effective March 1, 2024.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B DPIM Global Infrastructure Fund PM Addition (3/2024)

Virtus Newfleet Core Plus Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 1, 2024 to the Statement of Additional Information (“SAI”)
pertaining to the Fund dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 1, 2024, the Fund’s investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s SAI are as follows:.

In the table on page 92 of the Fund’s SAI, the row corresponding to the Fund will be replaced with the following:

Fund	Class A	Class C	Class C1	Class I	Class R6
Core Plus Bond Fund(*)	0.70%	1.45%	N/A	0.45%	0.41%

(*)	Contractual through March 1, 2025.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B Newfleet Core Plus Bond Expense Cap Reduction (3/2024)